INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2022	2021
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757
Accumulated amortization:
Balance at beginning of year	(116)	(50)
Amortization charges	(32)	(66)
Balance at end of year	(148)	(116)
	5,609	5,641
Commercialization assets:
Cost:
Balance at beginning of year	89,373	89,373
Balance at end of year	89,373	89,373
Accumulated impairments and amortization:
Balance at beginning of year	(23,370)	(7,201)
Amortization and impairment charges see (b) below	(5,986)	(16,169)
Balance at end of year	(29,356)	(23,370)
	60,017	66,003
	65,626	71,644